Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Composition of Property, Plant and Equipment

The composition of property, plant and equipment is as follows:

	December 31,
	2024	2023
Cost:
Laboratory equipment	$2,150	$2,142
Computers and Cars	284	280
Office, furniture and equipment	41	41
Leasehold improvements	3,723	3,723
Manufacturing plant *	7,447	-

	13,645	6,186

Less - accumulated depreciation	(4,456)	(2,808)

Manufacturing plant in process*	-	7,447

Property and equipment, net	$9,189	$10,825
*	Validation process of the Manufacturing plant was finalized in April 2024. (Refer to note 2.h)